Segment Information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following presents financial information by segment for the three months to June 30, 2022:

(In $ millions)	Dayrate	Reconciling Items (1)	Consolidated total
Dayrate revenue	139.3	(51.6)	87.7
Related party revenue	—	17.6	17.6
Gain on disposal	—	0.7	0.7
Rig operating and maintenance expenses	(115.9)	50.4	(65.5)
Depreciation of non-current assets (1)	(29.1)	(0.4)	(29.5)
Impairment of non-current assets	(124.4)	—	(124.4)
General and administrative expenses (1)	—	(9.6)	(9.6)
Income from equity method investments	—	(1.1)	(1.1)
Operating (loss)/income including equity method investment	(130.1)	6.0	(124.1)

Total assets	3,226.5	(236.0)	2,990.5

The following presents financial information by segment for the three months ended June 30, 2021:

(in $ millions)	Dayrate	IWS	Reconciling Items (1)	Consolidated total
Dayrate revenue	49.4	85.6	(85.6)	49.4
Related party revenue	5.4	—	—	5.4
Intersegment revenue	43.1	—	(43.1)	—
Gain on disposal	—	—	0.8	0.8
Rig operating and maintenance expenses	(83.3)	(56.0)	91.9	(47.4)
Intersegment expenses	—	(43.1)	43.1	—
Depreciation of non-current assets (1)	(26.1)	—	(0.3)	(26.4)
General and administrative expenses (1)	—	—	(7.8)	(7.8)
Income from equity method investments	—	—	(5.7)	(5.7)
Operating loss including equity method investment	(11.5)	(13.5)	(6.7)	(31.7)

Total assets	3,346.3	589.5	(793.6)	3,142.2

The following presents financial information by segment for the six months to June 30, 2022:

(In $ millions)	Dayrate	Reconciling Items (1)	Consolidated total
Dayrate revenue	254.8	(103.8)	151.0
Related party revenue	—	36.3	36.3
Gain on disposal	—	0.7	0.7
Rig operating and maintenance expenses	(222.2)	101.1	(121.1)
Depreciation of non-current assets (1)	(58.2)	(0.8)	(59.0)
Impairment of non-current assets	(124.4)	—	(124.4)
General and administrative expenses (1)	—	(18.8)	(18.8)
Income from equity method investments	—	—	—
Operating (loss)/income including equity method investment	(150.0)	14.7	(135.3)

The following presents financial information by segment for the six months to June 30, 2021:

(in $ millions)	Dayrate	IWS	Reconciling Items (1)	Consolidated total
Dayrate revenue	96.8	245.1	(245.1)	96.8
Related party revenue	6.4	—	—	6.4
Intersegment revenue	75.7	—	(75.7)	—
Gain on disposal	—	—	0.7	0.7
Rig operating and maintenance expenses	(161.7)	(154.0)	219.5	(96.2)
Intersegment expenses	—	(75.7)	75.7	—
Depreciation of non-current assets (1)	(54.0)	—	(0.8)	(54.8)
General and administrative expenses (1)	—	—	(19.5)	(19.5)
Income from equity method investments	—	—	10.3	10.3
Operating (loss)/income including equity method investment	(36.8)	15.4	(34.9)	(56.3)
(1) General and administrative expenses and depreciation expense incurred by our corporate office are not allocated to our operating segments for purposes of measuring segment operating income / (loss) and are included in "Reconciling items." The full operating results included above for our equity method investments are not included within our consolidated results and thus are deducted under "Reconciling items" and replaced with our Income from equity method investments (see Note 6 - Equity Method Investments for additional information).
Revenues by Geographic Area
The following presents our revenues by geographic area:

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
South East Asia	39.1	21.4	69.9	48.3
West Africa	24.6	12.5	46.9	19.7
Mexico	17.5	3.4	36.4	3.8
Europe	19.0	17.5	29.0	31.4
Middle East	5.1	—	5.1	—
Total	105.3	54.8	187.3	103.2

Major Customers by Reporting Segments
The following customers accounted for more than 10% of our dayrate and related party revenues:

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
(In % of operating revenues)
PTT Exploration and Production Public Company Limited	14%	12%	16%	24%
Perfomex	9%	8%	11%	2%
CNOOC Petroleum Europe Limited	—%	18%	—%	19%
BWE Energy Gabon S.A.	—%	13%	—%	7%
JX Nippon Oil & Gas Exploration (Malaysia) Limited	—%	12%	—%	6%
Vestigo Petroleum Sdn. Bhd.	—%	11%	—%	7%
Total	23%	74%	27%	65%
Fixed Assets — Jack-up rigs (1)

Long-lived Assets by Geographic Areas
The following presents the net book value of our jack-up rigs by geographic area:

	June 30, 2022	December 31, 2021
(In $ millions)
South East Asia	1,264.2	1,266.7
Mexico	631.9	645.7
West Africa	417.7	568.1
Europe	246.6	250.3
Middle East	144.5	—
Total	2,704.9	2,730.8
(1) The fixed assets referred to in the table above excludes assets under construction. Asset locations at the end of a period are not necessarily indicative of the geographical distribution of the revenues or operating profits generated by such assets during the associated periods.